PROVISION FOR LITIGATION (Tables)	9 Months Ended
Sep. 30, 2022
Provisions [abstract]
SCHEDULE OF PROVISION FOR LITIGATION

	September 30	December 31
	2022	2021
	$	$
Opening balance	22,162	-
Provision recognized	-	22,282
Transfer from accruals	-	243
Interest	3	1
Exchange differences (1)	14	(364)
Closing balance	22,179	22,162

(1)	Exchange differences include unrealized foreign exchange gain ($280) presented in other expenses (December 31, 2021 – loss of $294) and currency translation adjustment loss ($294) presented in other comprehensive income (December 31, 2021 – gain of $658).